Investment Strategy	Feb. 27, 2026
Redwood Managed Volatility Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

To pursue its investment objective the Fund uses a trend-following strategy that seeks to identify the critical turning points in the markets for high yield bonds (also known as “junk bonds”) and bank loans. The Fund’s adviser, Redwood Investment Management, LLC (“Redwood” or the “Adviser”) uses a quantitatively driven process that seeks to invest in diversified high yield bond, bank loan, and other fixed income exposures with similar characteristics when the high yield bond and bank loan markets are trending upwards, and short-term fixed income securities when the high yield bond and bank loan markets are trending downwards. By tactically allocating its investments, the Fund seeks to reduce its exposure to declines in the high yield bond and bank loan markets, thereby seeking to limit downside volatility and downside loss in down-trending markets.

The Fund’s exposure to these asset classes will be achieved through investments in derivative instruments such as total return swaps, which may include swaps on either individual or baskets of underlying diversified high yield bond exchange-traded funds (“ETFs”), bank loan funds, multi-sector bond funds and other fixed income funds, and credit default swaps. A total return swap is a contract that exchanges a floating rate for the total return of a security or index in which a payer and receiver exchange the credit risk and market risk of an underlying asset for the payment of a fee. The payer owns the underlying asset, also called the reference asset, and agrees to pay the receiver the total return on the asset, including its market appreciation and coupons, while the receiver agrees to pay a set rate, which could be fixed or variable. If the reference asset depreciates, the receiver pays the depreciation to the payer because the payer has transferred default risk, credit deterioration risk and market risk to the receiver. The Fund’s investments in total return swaps, where the Fund will pay a counterparty a set fee in exchange for the total return of a reference asset, will usually be on mutual funds or ETFs that are determined by the Adviser to be representative of the various fixed income classes described above. A credit default swap is a contract that enables an investor to buy or sell protection against a pre-determined issuer credit event. One party, acting as a ‘protection buyer,’ makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a ‘protection seller,’ in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments, and would have no payment obligations to the counterparty. The Fund may sell credit protection in order to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

The Fund may also enter into credit default swap contracts as protection buyer in order to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s). The purchase of credit default swaps involves costs, which will reduce the Fund’s return. In certain circumstances, credit default swaps could be used to assist in managing the duration of the Fund.

The derivative instruments in which the Fund invests may obtain their investment exposure from underlying securities of any maturity or quality, including securities rated below investment grade. The Fund may also gain exposure to the high yield bond and bank loan markets (both public and private debt) through direct investments in bonds or through investments in investment companies, including open-end mutual funds, ETFs, closed-end funds, including tender offer and interval funds and business development companies, and real estate investment trusts (“REITs”). The investment companies in which the Fund invests may invest in securities of any maturity or quality, including securities rated below investment grade. The bonds in which the Fund may directly invest may be of any maturity or quality, including securities rated below investment grade.

The Fund may gain exposure to foreign (non-U.S.) securities, including emerging market securities, to the extent the Fund invests in derivatives of other investment companies that hold securities of foreign (non-U.S.) issuers. The short-term fixed-income securities in which the Fund invests may include corporate bonds and other corporate debt securities, asset-backed securities, securities issued by the U.S. government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and other interest-bearing instruments or any derivative instrument meant to track the return of any such instrument, and cash. The Fund may also invest in money market funds or other investment companies whose assets are comprised primarily of short-term fixed income securities. The Fund may invest in short-term fixed income strategies of any maturity and credit quality, including securities rated below investment grade (“junk bonds”). The Fund may invest in affiliated and unaffiliated registered investment companies.

The Adviser employs a total return and downside volatility management investment approach, which seeks to reduce exposure to losses in the markets while capturing gains during up-trends in these markets. However, the Fund’s downside volatility may be higher than the general global equity, fixed income, currency and commodity markets over short-term periods.

The Fund has the ability under federal law to leverage its portfolio by borrowing money from a bank in the amount of up to one-third of the Fund’s assets (which includes the borrowed amount). The Fund may borrow money to enter into swap contracts that may leverage the Fund’s portfolio to a significant degree. In addition, the Fund may engage in active and frequent trading.

Redwood Managed Municipal Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will, directly or indirectly, invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and may subject the investors to alternative minimum tax. Utilizing a quantitative and tactical approach, the Fund implements a strategy that seeks to hold a diversified portfolio of primarily high-yield municipal open-end mutual funds, closed-end funds, or ETFs when various risk measurements show the high yield municipal bond markets are trending upwards, and municipal money market securities or funds when the high yield municipal bond markets are trending downwards. Depending on market conditions, the Fund may be invested: (i) primarily in high yield municipal bond funds and other municipal fixed income funds with similar characteristics; (ii) primarily in short-term municipal money market fund securities; or (iii) a combination of (i) and (ii). The strategy can also invest in other fixed income assets classes such as, but not limited to, long-term, intermediate and short-term municipal funds and single state municipal funds. In performing its investment selection, the high-yield municipal asset class’s directional trends are evaluated using quantitative models and inputs. Though it intends to invest primarily in the securities identified immediately above, the Fund may invest in debt securities of any credit quality or maturity. In addition to high yield municipal bond markets, the Fund may also have exposure to the U.S. fixed income markets (including private debt) by investing up to 20% of its assets in other investment companies that are not municipal funds, including open-end mutual funds, ETFs, closed-end funds (including tender offer and interval funds and business development companies), and real estate investment trusts (“REITs”). The investment companies in which the Fund invests may invest in securities of any maturity or quality, including securities rated below investment grade. The Fund may invest in affiliated and unaffiliated investment companies.

To seek greater investment exposure to the Fund’s strategies, the Fund has the ability under federal law to leverage its portfolio by borrowing money from a bank in the amount of up to one-third of its assets (which includes the borrowed amount). The Fund may invest directly or indirectly in various types of derivatives, including swap contracts as a substitute for making direct investments in underlying instruments or to reduce certain investment exposures. The Fund may borrow money to enter into swap contracts that may leverage the Fund’s portfolio to a significant degree.

Redwood AlphaFactor Tactical International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund employs an investment approach designed to track the performance of the Adviser’s proprietary index, the Redwood AlphaFactor® Tactical International Index (the “International Index”). The International Index utilizes a quantitative, factor-based, investment methodology focused on large and middle capitalization common stocks of both developed and emerging markets outside of the United States, typically of companies with market capitalizations of greater than $2 billion. The methodology selects stocks based on a number of characteristics that include, but are not limited to, net share count reduction, free cash flow growth, dividend yield, volatility and debt/asset ratios. The International Index is rebalanced to equal weight on a quarterly basis, and reconstituted on a yearly basis. The Fund will be invested in a diversified portfolio of equity securities of developed international markets and emerging market countries or investments that are economically tied to equity securities (i.e., derivatives) such as American Depositary Receipts (ADRs), equity options, swaps, convertible bonds and warrants. In seeking to track the performance of the International Index, the Fund will typically hold approximately 100 stocks in its portfolio. However, the Fund may be invested in more or less than 100 stocks at any given time and may use other equity linked securities in pursuit of its investment strategies.

The strategy used by the International Index also employs a multi-factor tactical risk management overlay that seeks to identify periods of above-average risk. Under normal market conditions, the Fund will be invested in securities of countries outside of the United States or in investments that are economically tied to such foreign securities. In response to adverse market conditions, the Fund, in tracking the International Index, may be invested for temporary, defensive purposes in money market instruments such as treasury bills, certificates of deposit and commercial paper and other short-term instruments, money market funds, and in short- and intermediate-term U.S. or foreign Treasury bond or bond funds. Such investments can either be direct or through investments in other investment companies, including open-end mutual funds and exchange-traded funds (“ETFs”). The Fund may also invest up to 15% if its assets in closed-end funds, including tender offer and interval funds, and in real estate investment trusts (“REITs”). The Fund may invest in affiliated and unaffiliated investment companies.

The Fund uses a “passive” or indexing approach to attempt to approximate the investment performance of the International Index by investing in a portfolio of securities that generally replicates the International Index. The Fund may hold securities that are not specific securities held by the International Index at all times in executing its replication strategy of attempting to produce returns that track the International Index. This replication strategy includes using equity swaps, index swaps, ADRs, and various other securities that are not securities within the International Index themselves. In addition, when equity derivatives such as equity swaps are used, the collateral for these swaps can be held in various fixed income instruments including but not limited to, cash, money markets, short to intermediate bonds, and short duration private debt. The Fund may concentrate its investments in a particular country, region, industry or group of industries to the extent that the International Index concentrates in a country, region, industry or group of industries. The Fund will use Solactive, AG as its index provider.

The Adviser anticipates that, generally, the Fund will hold all of the securities that comprise the International Index in approximate proportion to their weightings in the International Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, the Fund may purchase a sample of securities in the International Index. There also may be instances in which the Adviser may choose to underweight or overweight a security in the International Index, purchase securities not in the International Index that the Adviser believes are appropriate to substitute for certain securities in the International Index or utilize various combinations of other available investment techniques. The Fund may sell securities that are represented in the International Index in anticipation of their removal from the International Index or purchase securities not represented in the International Index in anticipation of their addition to the International Index. The Fund may also, in order to comply with the tax diversification requirements of the Code, temporarily invest in securities not included in the International Index that are expected to be correlated with the securities included in its Index.

Given the Fund’s investment objective of attempting to track the performance of the International Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. Also, unlike many investment companies, the Fund does not attempt to outperform the International Index it tracks.

The Fund may engage in active and frequent trading.

Redwood Systematic Macro Trend ("SMarT") Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Utilizing a quantitative and tactical approach, the Fund implements an investment strategy that seeks to hold a diversified portfolio of securities, exchange-traded funds (“ETFs”), open-end investment companies and/or closed-end investment companies, including tender offer and interval funds within any of the following asset classes when, in the view of the Fund’s adviser, Redwood Investment Management, LLC (“Redwood” or the “Adviser”), various risk measurements show the potential to produce positive returns: domestic and international small-cap equities; growth and income equities; preferred securities; convertible bonds; high yield bonds and leveraged loans; emerging market bonds; and real estate investment trusts. During periods that the Adviser identifies as above average risk, the Fund’s assets may be moved into money market instruments, including money market funds, or U.S. government security funds. In performing its investment selection, the Adviser evaluates directional trends using quantitative models and inputs. The Fund may invest up to 20% of its net assets in open-end investment companies or ETFs that invest primarily in emerging market debt. Though it intends to invest in the securities identified above, the Fund may also invest in debt securities of any credit quality or maturity and other equity securities. The Fund may invest in affiliated and unaffiliated investment companies.

The Adviser’s quantitative strategy takes into account macro market data and other market-based inputs and metrics to seek to identify market trends. When making investment decisions for the Fund the portfolio managers consider both technical factors as well as an assessment of current market conditions and other factors.

The Fund may also invest directly or indirectly in various types of derivatives, including swap contracts as a substitute for making direct investments in underlying instruments or to reduce certain investment exposures. To seek greater investment exposure to the Fund’s strategies, the Fund has the ability under federal law to leverage its portfolio by borrowing money from a bank in the amount up to one-third of its assets (which includes the borrowed amount). The Fund may borrow money to enter into swap contracts that may leverage the Fund’s portfolio to a significant degree. The Fund may also borrow money for direct investment purposes to purchase underlying securities in which the Fund invests. These derivatives and borrowing transactions could create aggregate exposure to securities for the Fund in excess of its net assets, thereby leveraging the Fund.